Share-based awards - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 16,465	$ 17,517	$ 47,822	$ 55,703
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	6,637	6,285	18,725	17,117
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 9,828	$ 11,232	$ 29,097	$ 38,586